Interests in unconsolidated structured entities (Detail 2) - USD ($) $ in Millions		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Jan. 01, 2017
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total		$ 12,682			$ 11,806
of which: financial assets at fair value held for trading		104,370	[1]	$ 118,256	129,407	[1]	$ 90,416
of which: financial assets at fair value not held for trading		82,690	[2]	80,985	60,457	[2]	64,210
Sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	313			130
of which: financial assets at fair value held for trading	[3]	226			44
of which: financial assets at fair value not held for trading	[3]	87			86
Total assets held by the vehicles in which UBS had an interest	[3]	25,000			12,000
Sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	291			121
Sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	196			24
Sponsored by UBS | Interests in senior tranches | of which: rated sub-investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	95			86
Sponsored by UBS | Interests in senior tranches | of which: defaulted
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]				11
Sponsored by UBS | Interests in senior tranches | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	0
Sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	13
Sponsored by UBS | Interests in mezzanine tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	12
Sponsored by UBS | Interests in mezzanine tranches | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	0
Sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	9			9
Sponsored by UBS | Interests in junior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]				9
Sponsored by UBS | Interests in junior tranches | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	9
Not sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	194			330
of which: financial assets at fair value held for trading	[3]	194			330
Total assets held by the vehicles in which UBS had an interest	[3]	37,000			44,000	[4]
Not sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	185			319
Not sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	160			319
Not sponsored by UBS | Interests in senior tranches | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	25
Not sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	8			9
Not sponsored by UBS | Interests in mezzanine tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	2			1
Not sponsored by UBS | Interests in mezzanine tranches | of which: rated sub-investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	1
Not sponsored by UBS | Interests in mezzanine tranches | of which: defaulted
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	0			9
Not sponsored by UBS | Interests in mezzanine tranches | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	5
Not sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	1			1
Not sponsored by UBS | Interests in junior tranches | of which: rated sub-investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	1			1
Not sponsored by UBS | Interests in junior tranches | of which: defaulted
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	0
Not sponsored by UBS | Tranch information not available
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]				0
Not sponsored by UBS | Tranch information not available | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]				0
Not sponsored by UBS | Tranch information not available | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]				0
Residential mortgage-backed securities | Sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	95			86
of which: financial assets at fair value held for trading	[3]	8
of which: financial assets at fair value not held for trading	[3]	87			86
Total assets held by the vehicles in which UBS had an interest	[3]	0			1,000
Residential mortgage-backed securities | Sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	87			86
Residential mortgage-backed securities | Sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]				0
Residential mortgage-backed securities | Sponsored by UBS | Interests in senior tranches | of which: rated sub-investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	87			86
Residential mortgage-backed securities | Sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	8
Residential mortgage-backed securities | Sponsored by UBS | Interests in junior tranches | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	8
Residential mortgage-backed securities | Not sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	3			87
of which: financial assets at fair value held for trading	[3]	3			87
Total assets held by the vehicles in which UBS had an interest	[3]	2,000			19,000	[4]
Residential mortgage-backed securities | Not sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	1			77
Residential mortgage-backed securities | Not sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	1			77
Residential mortgage-backed securities | Not sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	1			9
Residential mortgage-backed securities | Not sponsored by UBS | Interests in mezzanine tranches | of which: rated sub-investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	1
Residential mortgage-backed securities | Not sponsored by UBS | Interests in mezzanine tranches | of which: defaulted
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	0			9
Residential mortgage-backed securities | Not sponsored by UBS | Interests in mezzanine tranches | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	0
Residential mortgage-backed securities | Not sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	1			1
Residential mortgage-backed securities | Not sponsored by UBS | Interests in junior tranches | of which: rated sub-investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	1			1
Residential mortgage-backed securities | Not sponsored by UBS | Interests in junior tranches | of which: defaulted
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	0
Residential mortgage-backed securities | Not sponsored by UBS | Tranch information not available
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]				0
Residential mortgage-backed securities | Not sponsored by UBS | Tranch information not available | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]				0
Residential mortgage-backed securities | Not sponsored by UBS | Tranch information not available | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]				0
Commercial mortgage-backed securities | Sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	210			33
of which: financial assets at fair value held for trading	[3]	210			33
Total assets held by the vehicles in which UBS had an interest	[3]	24,000			10,000
Commercial mortgage-backed securities | Sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	196			24
Commercial mortgage-backed securities | Sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	196			24
Commercial mortgage-backed securities | Sponsored by UBS | Interests in senior tranches | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	0
Commercial mortgage-backed securities | Sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	13
Commercial mortgage-backed securities | Sponsored by UBS | Interests in mezzanine tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	12
Commercial mortgage-backed securities | Sponsored by UBS | Interests in mezzanine tranches | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	0
Commercial mortgage-backed securities | Sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	1			9
Commercial mortgage-backed securities | Sponsored by UBS | Interests in junior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]				9
Commercial mortgage-backed securities | Sponsored by UBS | Interests in junior tranches | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	1
Commercial mortgage-backed securities | Not sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	41			7
of which: financial assets at fair value held for trading	[3]	41			7
Total assets held by the vehicles in which UBS had an interest	[3]	12,000			5,000	[4]
Commercial mortgage-backed securities | Not sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	33			7
Commercial mortgage-backed securities | Not sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	33			7
Commercial mortgage-backed securities | Not sponsored by UBS | Interests in senior tranches | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	0
Commercial mortgage-backed securities | Not sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	7			1
Commercial mortgage-backed securities | Not sponsored by UBS | Interests in mezzanine tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	2			1
Commercial mortgage-backed securities | Not sponsored by UBS | Interests in mezzanine tranches | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	5
Other asset-backed securities | Sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[5]				0
of which: financial assets at fair value held for trading	[3],[5]				0
Total assets held by the vehicles in which UBS had an interest	[3],[5]				0
Other asset-backed securities | Sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[5]				0
Other asset-backed securities | Sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[5]				0
Other asset-backed securities | Not sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[5]	25			169
of which: financial assets at fair value held for trading	[3],[5]	25			169
Total assets held by the vehicles in which UBS had an interest	[3],[5]	22,000			20,000	[4]
Other asset-backed securities | Not sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[5]	25			169
Other asset-backed securities | Not sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[5]	0			169
Other asset-backed securities | Not sponsored by UBS | Interests in senior tranches | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[5]	25
Resecuritization | Sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[6]	8			11
of which: financial assets at fair value held for trading	[3],[6]	8			11
Total assets held by the vehicles in which UBS had an interest	[3],[6]	1,000			1,000
Resecuritization | Sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[6]	8			11
Resecuritization | Sponsored by UBS | Interests in senior tranches | of which: rated sub-investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[6]	8
Resecuritization | Sponsored by UBS | Interests in senior tranches | of which: defaulted
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[6]				11
Resecuritization | Not sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[6]	126			66
of which: financial assets at fair value held for trading	[3],[6]	126			66
Total assets held by the vehicles in which UBS had an interest	[3],[6]	1,000			0	[4]
Resecuritization | Not sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[6]	126			66
Resecuritization | Not sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[6]	126			66
UBS AG
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total		12,600			11,698
of which: financial assets at fair value held for trading		104,513	[1]	118,359	129,509	[1]	90,501
of which: financial assets at fair value not held for trading		82,387	[2]	$ 80,598	60,070	[2]	$ 63,888
UBS AG | Sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	313			130
of which: financial assets at fair value held for trading	[3]	226			44
of which: financial assets at fair value not held for trading	[3]	87			86
Total assets held by the vehicles in which UBS had an interest	[3]	25,000			12,000
UBS AG | Sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	291			121
UBS AG | Sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	196			24
UBS AG | Sponsored by UBS | Interests in senior tranches | of which: rated sub-investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	95			86
UBS AG | Sponsored by UBS | Interests in senior tranches | of which: defaulted
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]				11
UBS AG | Sponsored by UBS | Interests in senior tranches | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	0
UBS AG | Sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	13
UBS AG | Sponsored by UBS | Interests in mezzanine tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	12
UBS AG | Sponsored by UBS | Interests in mezzanine tranches | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	0
UBS AG | Sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	9			9
UBS AG | Sponsored by UBS | Interests in junior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]				9
UBS AG | Sponsored by UBS | Interests in junior tranches | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	9
UBS AG | Not sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	194			330
of which: financial assets at fair value held for trading	[3]	194			330
Total assets held by the vehicles in which UBS had an interest	[3]	37,000			44,000	[4]
UBS AG | Not sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	185			319
UBS AG | Not sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	160			319
UBS AG | Not sponsored by UBS | Interests in senior tranches | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	25
UBS AG | Not sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	8			9
UBS AG | Not sponsored by UBS | Interests in mezzanine tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	2			1
UBS AG | Not sponsored by UBS | Interests in mezzanine tranches | of which: rated sub-investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	1
UBS AG | Not sponsored by UBS | Interests in mezzanine tranches | of which: defaulted
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	0			9
UBS AG | Not sponsored by UBS | Interests in mezzanine tranches | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	5
UBS AG | Not sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	1			1
UBS AG | Not sponsored by UBS | Interests in junior tranches | of which: rated sub-investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	1			1
UBS AG | Not sponsored by UBS | Interests in junior tranches | of which: defaulted
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	0
UBS AG | Not sponsored by UBS | Tranch information not available
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]				0
UBS AG | Not sponsored by UBS | Tranch information not available | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]				0
UBS AG | Not sponsored by UBS | Tranch information not available | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]				0
UBS AG | Residential mortgage-backed securities | Sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	95			86
of which: financial assets at fair value held for trading	[3]	8
of which: financial assets at fair value not held for trading	[3]	87			86
Total assets held by the vehicles in which UBS had an interest	[3]	0			1,000
UBS AG | Residential mortgage-backed securities | Sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	87			86
UBS AG | Residential mortgage-backed securities | Sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]				0
UBS AG | Residential mortgage-backed securities | Sponsored by UBS | Interests in senior tranches | of which: rated sub-investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	87			86
UBS AG | Residential mortgage-backed securities | Sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	8
UBS AG | Residential mortgage-backed securities | Sponsored by UBS | Interests in junior tranches | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	8
UBS AG | Residential mortgage-backed securities | Not sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	3			87
of which: financial assets at fair value held for trading	[3]	3			87
Total assets held by the vehicles in which UBS had an interest	[3]	2,000			19,000	[4]
UBS AG | Residential mortgage-backed securities | Not sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	1			77
UBS AG | Residential mortgage-backed securities | Not sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	1			77
UBS AG | Residential mortgage-backed securities | Not sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	1			9
UBS AG | Residential mortgage-backed securities | Not sponsored by UBS | Interests in mezzanine tranches | of which: rated sub-investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	1
UBS AG | Residential mortgage-backed securities | Not sponsored by UBS | Interests in mezzanine tranches | of which: defaulted
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	0			9
UBS AG | Residential mortgage-backed securities | Not sponsored by UBS | Interests in mezzanine tranches | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	0
UBS AG | Residential mortgage-backed securities | Not sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	1			1
UBS AG | Residential mortgage-backed securities | Not sponsored by UBS | Interests in junior tranches | of which: rated sub-investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	1			1
UBS AG | Residential mortgage-backed securities | Not sponsored by UBS | Interests in junior tranches | of which: defaulted
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	0
UBS AG | Residential mortgage-backed securities | Not sponsored by UBS | Tranch information not available
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]				0
UBS AG | Residential mortgage-backed securities | Not sponsored by UBS | Tranch information not available | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]				0
UBS AG | Residential mortgage-backed securities | Not sponsored by UBS | Tranch information not available | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]				0
UBS AG | Commercial mortgage-backed securities | Sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	210			33
of which: financial assets at fair value held for trading	[3]	210			33
Total assets held by the vehicles in which UBS had an interest	[3]	24,000			10,000
UBS AG | Commercial mortgage-backed securities | Sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	196			24
UBS AG | Commercial mortgage-backed securities | Sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	196			24
UBS AG | Commercial mortgage-backed securities | Sponsored by UBS | Interests in senior tranches | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	0
UBS AG | Commercial mortgage-backed securities | Sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	13
UBS AG | Commercial mortgage-backed securities | Sponsored by UBS | Interests in mezzanine tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	12
UBS AG | Commercial mortgage-backed securities | Sponsored by UBS | Interests in mezzanine tranches | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	0
UBS AG | Commercial mortgage-backed securities | Sponsored by UBS | Interests in junior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	1			9
UBS AG | Commercial mortgage-backed securities | Sponsored by UBS | Interests in junior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]				9
UBS AG | Commercial mortgage-backed securities | Sponsored by UBS | Interests in junior tranches | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	1
UBS AG | Commercial mortgage-backed securities | Not sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	41			7
of which: financial assets at fair value held for trading	[3]	41			7
Total assets held by the vehicles in which UBS had an interest	[3]	12,000			5,000	[4]
UBS AG | Commercial mortgage-backed securities | Not sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	33			7
UBS AG | Commercial mortgage-backed securities | Not sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	33			7
UBS AG | Commercial mortgage-backed securities | Not sponsored by UBS | Interests in senior tranches | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	0
UBS AG | Commercial mortgage-backed securities | Not sponsored by UBS | Interests in mezzanine tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	7			1
UBS AG | Commercial mortgage-backed securities | Not sponsored by UBS | Interests in mezzanine tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	2			1
UBS AG | Commercial mortgage-backed securities | Not sponsored by UBS | Interests in mezzanine tranches | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3]	5
UBS AG | Other asset-backed securities | Sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[5]				0
of which: financial assets at fair value held for trading	[3],[5]				0
Total assets held by the vehicles in which UBS had an interest	[3],[5]				0
UBS AG | Other asset-backed securities | Sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[5]				0
UBS AG | Other asset-backed securities | Sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[5]				0
UBS AG | Other asset-backed securities | Not sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[5]	25			169
of which: financial assets at fair value held for trading	[3],[5]	25			169
Total assets held by the vehicles in which UBS had an interest	[3],[5]	22,000			20,000	[4]
UBS AG | Other asset-backed securities | Not sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[5]	25			169
UBS AG | Other asset-backed securities | Not sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[5]	0			169
UBS AG | Other asset-backed securities | Not sponsored by UBS | Interests in senior tranches | of which: not rated
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[5]	25
UBS AG | Resecuritization | Sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[6]	8			11
of which: financial assets at fair value held for trading	[3],[6]	8			11
Total assets held by the vehicles in which UBS had an interest	[3],[6]	1,000			1,000
UBS AG | Resecuritization | Sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[6]	8			11
UBS AG | Resecuritization | Sponsored by UBS | Interests in senior tranches | of which: rated sub-investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[6]	8
UBS AG | Resecuritization | Sponsored by UBS | Interests in senior tranches | of which: defaulted
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[6]				11
UBS AG | Resecuritization | Not sponsored by UBS
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[6]	126			66
of which: financial assets at fair value held for trading	[3],[6]	126			66
Total assets held by the vehicles in which UBS had an interest	[3],[6]	1,000			0	[4]
UBS AG | Resecuritization | Not sponsored by UBS | Interests in senior tranches
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[6]	126			66
UBS AG | Resecuritization | Not sponsored by UBS | Interests in senior tranches | of which: rated investment grade
Disclosure Of Unconsolidated Securitisation Vehicles [Line Items]
Total	[3],[6]	$ 126			$ 66

[1]	Refer to Note 24c for more information on product type and fair value hierarchy categorization
[2]	Refer to Note 24c for more information on product type and fair value hierarchy categorization
[3]	This table excludes receivables and derivative transactions with securitization vehicles
[4]
In 2018 UBS has refined the methodology applied to identify significant interests in the scope of disclosure under IFRS 12, Disclosure of Interests in Other Entities. This change has been applied prospectively as the effect on interests disclosed was not material in prior periods. Had this methodology been applied in 2017, the interests in unconsolidated securitization vehicles at 31 December 2017 would have been USD 0.3 million lower and the assets held by these unconsolidated securitization vehicles would have been USD 26 billion lower.

[5]	Includes credit card, auto and student loan structures.
[6]	Includes collateralized debt obligations.